BUSINESS ACQUISITION (Details Narrative) ¥ in Thousands				6 Months Ended			12 Months Ended
		Jan. 13, 2022 shares	Jun. 09, 2021 USD ($) shares	Jun. 30, 2023 USD ($)		Jun. 30, 2022 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Jan. 31, 2022	Jun. 30, 2021
Business Acquisition [Line Items]
Bargain purchase gain			$ 12,000
Revenue									$ 2,294,400	¥ 15,000
Net income				$ (1,809,030)	[1]	$ (2,000,555)
Revenue	[2]			14,078,009		7,301,522
Net loss				1,809,030		2,000,555
Mr. Jianghuai Lin [Member]
Business Acquisition [Line Items]
Shares outstanding, percentage			24.60%									24.60%
Taoping New Media Co Ltd [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting			100.00%									100.00%
Business acquisition, shares issued, shares | shares			121,363
Business acquisition, shares issued, value			$ 5,400,000
Bargain purchase gain			$ 12,345
Revenue				710,000		1,130,000			1,780,000
Net income				250,000		310,000			$ 550,000
Taoping New Media Co Ltd [Member] | Mr. Jianghuai Lin [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting			51.00%									51.00%
Zhenjiang TaopingIo T Tech Co Ltd ZJIOT [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting											100.00%
Business acquisition, shares issued, shares | shares		20,154
Revenue				50,000.00		100,000
Net loss				$ 100,000		$ 70,000.00
Zhenjiang TaopingIo T Tech Co Ltd ZJIOT [Member] | Second Phase [Member]
Business Acquisition [Line Items]
Revenue | ¥								¥ 2,500
Net income | ¥								¥ 500
Zhenjiang TaopingIo T Tech Co Ltd ZJIOT [Member] | Third Phase [Member] | Forecast [Member]
Business Acquisition [Line Items]
Revenue | ¥							¥ 2,600
Net income | ¥							¥ 550
Zhenjiang TaopingIo T Tech Co Ltd ZJIOT [Member] | Share Purchase Agreement [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting		95.56%		100.00%
Zhenjiang TaopingIo T Tech Co Ltd ZJIOT [Member] | Share Purchase Agreement [Member] | First Phase [Member]
Business Acquisition [Line Items]
Shares issued, third phase | shares		6,718
Zhenjiang TaopingIo T Tech Co Ltd ZJIOT [Member] | Share Purchase Agreement [Member] | Second Phase [Member]
Business Acquisition [Line Items]
Shares issued, third phase | shares		6,718
Zhenjiang TaopingIo T Tech Co Ltd ZJIOT [Member] | Share Purchase Agreement [Member] | Third Phase [Member]
Business Acquisition [Line Items]
Shares issued, third phase | shares		6,718

[1]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.
[2]	Revenues by operating segments exclude intercompany transactions.